TRADE ACCOUNTS RECEIVABLE, NET - Changes in contractual assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
TRADE ACCOUNTS RECEIVABLE
Balance at the beginning of period	R$ 162,025	R$ 160,479
Additions	546,397	587,221
Write-offs	(485,108)	(585,675)
Balance at the end of period	223,314	162,025
Gross carrying amount
TRADE ACCOUNTS RECEIVABLE
Balance at the beginning of period	195,733	193,675
Additions	558,883	587,733
Write-offs	(485,108)	(585,675)
Balance at the end of period	269,508	195,733
Provision for losses
TRADE ACCOUNTS RECEIVABLE
Balance at the beginning of period, Provision for losses	(33,708)	(33,196)
Additions, Provision for losses	(12,486)	(512)
Balance at the end of period, Provision for losses	R$ (46,194)	R$ (33,708)